LOANS AND PAYMENT PLAN RECEIVABLES	12 Months Ended
Dec. 31, 2013
LOANS AND PAYMENT PLAN RECEIVABLES [Abstract]
LOANS AND PAYMENT PLAN RECEIVABLES
NOTE 4 - LOANS AND PAYMENT PLAN RECEIVABLES

Our loan portfolios at December 31 follow:

	2013	2012
	(In thousands)
Real estate(1)
Residential first mortgages	$431,812	$468,636
Residential home equity and other junior mortgages	113,703	121,235
Construction and land development	50,290	56,183
Other(2)	440,348	434,336
Commercial	146,954	132,904
Consumer	126,443	117,077
Payment plan receivables	60,638	84,692
Agricultural	4,382	4,076
Total loans	$1,374,570	$1,419,139

(1) Includes both residential and non-residential commercial loans secured by real estate.
(2) Includes loans secured by multi-family residential and non-farm, non-residential property.

Loans include net deferred loan costs of $0.2 million at both December 31, 2013 and 2012. Payment plan receivables totaling $64.7 million and $90.8 million at December 31, 2013 and 2012, respectively, are presented net of unamortized discount of $4.1 million and $6.2 million at December 31, 2013 and 2012, respectively. These payment plan receivables had effective yields of 15% at both December 31, 2013 and 2012, respectively. These receivables have various due dates through December, 2015.

An analysis of the allowance for loan losses by portfolio segment for the years ended December 31 follows:

	Commercial	Mortgage	Installment	Payment Plan Receivables	Unallocated	Total
	(In thousands)
2013
Balance at beginning of period	$11,402	$21,447	$3,378	$144	$7,904	$44,275
Additions (deductions)
Provision for loan losses	(2,336)	71	314	(93)	(1,944)	(3,988)
Recoveries credited to allowance	5,119	1,996	1,074	81	-	8,270
Loans charged against the allowance	(7,358)	(6,319)	(2,520)	(35)	-	(16,232)
Balance at end of period	$6,827	$17,195	$2,246	$97	$5,960	$32,325

2012
Balance at beginning of period	$18,183	$22,885	$6,146	$197	$11,473	$58,884
Additions (deductions)
Provision for loan losses	2,351	7,778	15	(3)	(3,254)	6,887
Recoveries credited to allowance	3,610	1,581	1,311	20	-	6,522
Loans charged against the allowance	(12,588)	(10,741)	(4,009)	(70)	-	(27,408)
Reclassification to loans held for sale	(154)	(56)	(85)	-	(315)	(610)
Balance at end of period	$11,402	$21,447	$3,378	$144	$7,904	$44,275

2011
Balance at beginning of period	$23,836	$22,642	$6,769	$389	$14,279	$67,915
Additions (deductions)
Provision for loan losses	12,988	14,410	3,365	(11)	(2,806)	27,946
Recoveries credited to allowance	1,850	1,441	1,451	5	-	4,747
Loans charged against the allowance	(20,491)	(15,608)	(5,439)	(186)	-	(41,724)
Balance at end of period	$18,183	$22,885	$6,146	$197	$11,473	$58,884

Allowance for loan losses and recorded investment in loans by portfolio segment at December 31 follows:

	Commercial	Mortgage	Installment	Payment Plan Receivables	Unallocated	Total
	(In thousands)
2013
Allowance for loan losses:
Individually evaluated for impairment	$3,878	$10,488	$792	$-	$-	$15,158
Collectively evaluated for impairment	2,949	6,707	1,454	97	5,960	17,167
Total ending allowance balance	$6,827	$17,195	$2,246	$97	$5,960	$32,325

Loans
Individually evaluated for impairment	$40,623	$78,022	$7,068	$-		$125,713
Collectively evaluated for impairment	596,235	410,887	185,676	60,638		1,253,436
Total loans recorded investment	636,858	488,909	192,744	60,638		1,379,149
Accrued interest included in recorded investment	1,624	2,276	679	-		4,579
Total loans	$635,234	$486,633	$192,065	$60,638		$1,374,570

2012
Allowance for loan losses:
Individually evaluated for impairment	$6,558	$12,869	$1,582	$-	$-	$21,009
Collectively evaluated for impairment	4,844	8,578	1,796	144	7,904	23,266
Total ending allowance balance	$11,402	$21,447	$3,378	$144	$7,904	$44,275

Loans
Individually evaluated for impairment	$55,634	$88,028	$7,505	$-		$151,167
Collectively evaluated for impairment	563,316	441,703	183,090	84,692		1,272,801
Total loans recorded investment	618,950	529,731	190,595	84,692		1,423,968
Accrued interest included in recorded investment	1,692	2,391	746	-		4,829
Total loans	$617,258	$527,340	$189,849	$84,692		$1,419,139

Non-performing loans at December 31 follows:

	2013	2012
	(In thousands)
Non-accrual loans	$17,905	$32,929
Loans 90 days or more past due and still accruing interest	-	7
Total non-performing loans	$17,905	$32,936

Non performing loans include both smaller balance homogeneous loans that are collectively evaluated for impairment and individually classified impaired loans. If these loans had continued to accrue interest in accordance with their original terms, approximately $1.2 million, $2.3 million, and $3.2 million of interest income would have been recognized in 2013, 2012 and 2011, respectively. Interest income recorded on these loans was approximately $0.1 million in each of the years ended 2013, 2012 and 2011, respectively.

Non performing loans by class as of December 31 follows:

	90+ and Still Accruing	Non- Accrual	Total Non- Performing Loans
	(In thousands)
2013
Commercial
Income producing - real estate	$-	$1,899	$1,899
Land, land development and construction - real estate	-	1,036	1,036
Commercial and industrial	-	2,434	2,434
Mortgage
1-4 family	-	6,594	6,594
Resort lending	-	2,668	2,668
Home equity - 1st lien	-	415	415
Home equity - 2nd lien	-	689	689
Installment
Home equity - 1st lien	-	938	938
Home equity - 2nd lien	-	571	571
Loans not secured by real estate	-	638	638
Other	-	-	-
Payment plan receivables
Full refund	-	20	20
Partial refund	-	3	3
Other	-	-	-
Total recorded investment	$-	$17,905	$17,905
Accrued interest included in recorded investment	$-	$-	$-
2012
Commercial
Income producing - real estate	$-	$5,611	$5,611
Land, land development and construction - real estate	-	4,062	4,062
Commercial and industrial	-	5,080	5,080
Mortgage
1-4 family	7	9,654	9,661
Resort lending	-	4,861	4,861
Home equity - 1st lien	-	529	529
Home equity - 2nd lien	-	685	685
Installment
Home equity - 1st lien	-	1,278	1,278
Home equity - 2nd lien	-	675	675
Loans not secured by real estate	-	390	390
Other	-	-	-
Payment plan receivables
Full refund	-	57	57
Partial refund	-	38	38
Other	-	9	9
Total recorded investment	$7	$32,929	$32,936
Accrued interest included in recorded investment	$-	$-	$-

An aging analysis of loans by class at December 31 follows:

	Loans Past Due
	30-59 days	60-89 days	90+ days	Total	Loans not Past Due	Total Loans
	(In thousands)
2013
Commercial
Income producing - real estate	$1,014	$428	$878	$2,320	$249,313	$251,633
Land, land development and construction - real estate	781	129	256	1,166	30,670	31,836
Commercial and industrial	1,155	1,665	318	3,138	350,251	353,389
Mortgage
1-4 family	3,750	224	6,594	10,568	270,855	281,423
Resort lending	698	234	2,668	3,600	142,356	145,956
Home equity - 1st lien	172	-	415	587	18,214	18,801
Home equity - 2nd lien	663	73	689	1,425	41,304	42,729
Installment
Home equity - 1st lien	557	134	938	1,629	25,513	27,142
Home equity - 2nd lien	536	136	571	1,243	36,701	37,944
Loans not secured by real estate	833	281	638	1,752	123,295	125,047
Other	22	12	-	34	2,577	2,611
Payment plan receivables
Full refund	1,364	349	20	1,733	46,344	48,077
Partial refund	190	20	3	213	4,840	5,053
Other	122	4	-	126	7,382	7,508
Total recorded investment	$11,857	$3,689	$13,988	$29,534	$1,349,615	$1,379,149
Accrued interest included in recorded investment	$100	$26	$-	$126	$4,453	$4,579

2012
Commercial
Income producing - real estate	$3,734	$609	$2,826	$7,169	$215,623	$222,792
Land, land development and construction - real estate	336	-	1,176	1,512	41,750	43,262
Commercial and industrial	2,522	654	1,913	5,089	347,807	352,896
Mortgage
1-4 family	4,429	1,115	9,661	15,205	279,132	294,337
Resort lending	748	370	4,861	5,979	164,414	170,393
Home equity - 1st lien	453	51	529	1,033	18,003	19,036
Home equity - 2nd lien	442	32	685	1,159	44,806	45,965
Installment
Home equity - 1st lien	599	140	1,278	2,017	30,368	32,385
Home equity - 2nd lien	430	125	675	1,230	38,956	40,186
Loans not secured by real estate	899	259	390	1,548	113,751	115,299
Other	24	12	-	36	2,689	2,725
Payment plan receivables
Full refund	2,249	552	57	2,858	77,335	80,193
Partial refund	112	46	38	196	4,119	4,315
Other	3	6	9	18	166	184
Total recorded investment	$16,980	$3,971	$24,098	$45,049	$1,378,919	$1,423,968
Accrued interest included in recorded investment	$146	$43	$-	$189	$4,640	$4,829

Impaired loans are as follows :

	2013	2012
	(In thousands)
Impaired loans with no allocated allowance
TDR	$13,006	$14,435
Non - TDR	334	418
Impaired loans with an allocated allowance
TDR - allowance based on collateral	10,085	16,231
TDR - allowance based on present value cash flow	101,131	112,997
Non - TDR - allowance based on collateral	688	6,580
Non - TDR - allowance based on present value cash flow	-	-
Total impaired loans	$125,244	$150,661

Amount of allowance for loan losses allocated
TDR - allowance based on collateral	$3,127	$5,060
TDR - allowance based on present value cash flow	11,777	14,462
Non - TDR - allowance based on collateral	254	1,487
Non - TDR - allowance based on present value cash flow		-
Total amount of allowance for loan losses allocated	$15,158	$21,009

During the second quarter of 2013 we sold certain commercial watch, substandard and non-performing loans as follows:

(In thousands)
Income producing - real estate	$4,570
Land, land development and construction - real estate	401
Commercial and industrial	3,630
Total	$8,601

Impaired loans by class as of December 31 are as follows (1):

	2013			2012
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded:	(In thousands)
Commercial
Income producing - real estate	$7,042	$7,178	$-	$4,050	$4,672	$-
Land, land development & construction-real estate	2,185	3,217	-	3,304	3,294	-
Commercial and industrial	4,110	4,087	-	2,611	2,592	-
Mortgage
1-4 family	8	8	-	-	-	-
Resort lending	35	163	-	-	-	-
Home equity - 1st lien	-	-	-	-	-	-
Home equity - 2nd lien	-	-	-	-	-	-
Installment
Home equity - 1st lien	-	-	-	2,027	2,219	-
Home equity - 2nd lien	-	-	-	2,278	2,278	-
Loans not secured by real estate	-	-	-	610	681	-
Other	-	-	-	20	20	-
	13,380	14,653	-	14,900	15,756	-
With an allowance recorded:
Commercial
Income producing - real estate	14,538	15,631	1,161	20,628	24,250	1,822
Land, land development & construction-real estate	3,366	4,130	686	8,808	11,971	1,986
Commercial and industrial	9,382	9,529	2,031	16,233	18,564	2,750
Mortgage
1-4 family	57,612	60,768	7,236	64,160	68,418	8,518
Resort lending	20,171	20,608	3,221	23,763	24,160	4,321
Home equity - 1st lien	154	164	11	62	77	30
Home equity - 2nd lien	42	118	20	43	118	-
Installment
Home equity - 1st lien	2,959	3,115	254	1,215	1,240	610
Home equity - 2nd lien	3,352	3,347	462	1,161	1,174	930
Loans not secured by real estate	741	902	75	194	194	42
Other	16	16	1	-	-	-
	112,333	118,328	15,158	136,267	150,166	21,009
Total
Commercial
Income producing - real estate	21,580	22,809	1,161	24,678	28,922	1,822
Land, land development & construction-real estate	5,551	7,347	686	12,112	15,265	1,986
Commercial and industrial	13,492	13,616	2,031	18,844	21,156	2,750
Mortgage
1-4 family	57,620	60,776	7,236	64,160	68,418	8,518
Resort lending	20,206	20,771	3,221	23,763	24,160	4,321
Home equity - 1st lien	154	164	11	62	77	30
Home equity - 2nd lien	42	118	20	43	118	-
Installment
Home equity - 1st lien	2,959	3,115	254	3,242	3,459	610
Home equity - 2nd lien	3,352	3,347	462	3,439	3,452	930
Loans not secured by real estate	741	902	75	804	875	42
Other	16	16	1	20	20	-
Total	$125,713	$132,981	$15,158	$151,167	$165,922	$21,009

Accrued interest included in recorded investment	$469			$506

(1) There were no impaired payment plan receivables at December 31, 2013 or 2012.

Average recorded investment in and interest income earned on impaired loans by class for the years ended December 31 follows (1):

	2013		2012		2011
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:	(In thousands)
Commercial
Income producing - real estate	$5,765	$340	$2,981	$166	$3,170	$170
Land, land development & construction-real estate	3,092	240	2,549	150	613	35
Commercial and industrial	3,980	226	3,526	246	2,874	70
Mortgage
1-4 family	5	11	290	-	35	-
Resort lending	28	-	222	-	166	-
Home equity - 1st lien	-	-	-	-	-	-
Home equity - 2nd lien	-	-	-	-	-	-
Installment
Home equity - 1st lien	1,604	83	1,961	97	1,955	96
Home equity - 2nd lien	1,841	96	2,093	111	2,014	93
Loans not secured by real estate	470	23	549	30	598	31
Other	15	1	22	2	15	2
	16,800	1,020	14,193	802	11,440	497
With an allowance recorded:
Commercial
Income producing - real estate	18,164	587	23,508	571	18,812	117
Land, land development & construction-real estate	6,186	149	10,305	183	9,828	114
Commercial and industrial	11,795	457	17,828	467	11,501	352
Mortgage
1-4 family	60,858	2,622	66,195	2,852	71,342	2,991
Resort lending	21,708	836	24,286	1,000	29,335	1,064
Home equity - 1st lien	136	4	65	2	32	2
Home equity - 2nd lien	42	2	81	3	127	4
Installment
Home equity - 1st lien	1,448	85	1,432	50	1,408	60
Home equity - 2nd lien	1,546	86	1,325	51	1,466	66
Loans not secured by real estate	314	17	221	10	168	6
Other	3	1	-	-	-	-
	122,200	4,846	145,246	5,189	144,019	4,776
Total
Commercial
Income producing - real estate	23,929	927	26,489	737	21,982	287
Land, land development & construction-real estate	9,278	389	12,854	333	10,441	149
Commercial and industrial	15,775	683	21,354	713	14,375	422
Mortgage
1-4 family	60,863	2,633	66,485	2,852	71,377	2,991
Resort lending	21,736	836	24,508	1,000	29,501	1,064
Home equity - 1st lien	136	4	65	2	32	2
Home equity - 2nd lien	42	2	81	3	127	4
Installment
Home equity - 1st lien	3,052	168	3,393	147	3,363	156
Home equity - 2nd lien	3,387	182	3,418	162	3,480	159
Loans not secured by real estate	784	40	770	40	766	37
Other	18	2	22	2	15	2
Total	$139,000	$5,866	$159,439	$5,991	$155,459	$5,273

(1)	There were no impaired payment plan receivables during the years ending December 31, 2013, 2012 and 2011.

Our average investment in impaired loans was approximately $139.0 million, $159.4 million and $155.5 million in 2013, 2012 and 2011, respectively. Cash receipts on impaired loans on non-accrual status are generally applied to the principal balance. Interest income recognized on impaired loans was approximately $5.9 million, $6.0 million and $5.3 million in 2013, 2012 and 2011, respectively of which the majority of these amounts were received in cash.

Troubled debt restructurings at December 31 follow:

	2013
	Commercial	Retail		Total
	(In thousands)
Performing TDR’s	$35,134	$79,753		$114,887
Non-performing TDR’s(1)	4,347	4,988	(2)	9,335
Total	$39,481	$84,741		$124,222

	2012
	Commercial	Retail		Total
	(In thousands)
Performing TDR’s	$40,753	$85,977		$126,730
Non-performing TDR’s(1)	7,756	9,177	(2)	16,933
Total	$48,509	$95,154		$143,663

(1)	Included in non-performing loans table.
(2)	Also includes loans on non-accrual at the time of modification until six payments are received on a timely basis.

We have allocated $14.9 million and $19.5 million of specific reserves to customers whose loan terms have been modified in troubled debt restructurings as of December 31, 2013 and 2012, respectively. We have committed to lend additional amounts totaling up to $0.17 and $0.02 million as of December 31, 2013 and 2012, respectively, to customers with outstanding loans that are classified as troubled debt restructurings.

The terms of certain loans were modified as troubled debt restructurings and generally included one or a combination of the following: a reduction of the stated interest rate of the loan; an extension of the maturity date at a stated rate of interest lower than the current market rate for new debt with similar risk; or a permanent reduction of the recorded investment in the loan.

Modifications involving a reduction of the stated interest rate of the loan have generally been for periods ranging from 9 months to 60 months but have extended to as much as 480 months in certain circumstances. Modifications involving an extension of the maturity date have generally been for periods ranging from 1 month to 60 months but have extended to as much as 193 months in certain circumstances.

Loans that have been classified as troubled debt restructurings during the years ended December 31 follows:

	Number of Contracts	Pre-modification Recorded Balance	Post-modification Recorded Balance
	(Dollars in thousands)
2013
Commercial
Income producing - real estate	6	$4,798	$3,869
Land, land development & construction-real estate	1	16	-
Commercial and industrial	23	2,522	1,901
Mortgage
1-4 family	20	1,968	1,995
Resort lending	5	1,240	1,231
Home equity - 1st lien	1	95	97
Home equity - 2nd lien	-	-	-
Installment
Home equity - 1st lien	25	659	657
Home equity - 2nd lien	16	508	508
Loans not secured by real estate	5	149	110
Other	-	-	-
Total	102	$11,955	$10,368

2012
Commercial
Income producing - real estate	20	$9,464	$8,568
Land, land development & construction-real estate	9	4,800	4,858
Commercial and industrial	50	9,951	7,905
Mortgage
1-4 family	66	8,900	8,488
Resort lending	31	7,750	7,514
Home equity - 1st lien	1	15	-
Home equity - 2nd lien	-	-	-
Installment
Home equity - 1st lien	18	666	632
Home equity - 2nd lien	24	784	768
Loans not secured by real estate	13	325	304
Other	-	-	-
Total	232	$42,655	$39,037

2011
Commercial
Income producing - real estate	42	$21,061	$17,679
Land, land development & construction-real estate	20	10,801	7,464
Commercial and industrial	64	11,133	10,649
Mortgage
1-4 family	73	9,933	9,423
Resort lending	33	8,893	8,749
Home equity - 1st lien	2	69	64
Home equity - 2nd lien	1	23	18
Installment
Home equity - 1st lien	21	678	618
Home equity - 2nd lien	16	535	514
Loans not secured by real estate	26	455	442
Other	-	-	-
Total	298	$63,581	$55,620

The troubled debt restructurings described above increased (decreased) the allowance for loan losses by $(0.3) million, $1.6 million and $3.4 million during the years ended December 31, 2013, 2012 and 2011, respectively and resulted in charge offs of $0.5 million, $1.0 million and $4.7 million during the years ended December 31, 2013, 2012 and 2011, respectively.

Loans that have been classified as troubled debt restructured during the past twelve months and that have subsequently defaulted during the years ended December 31 follows:

	Number of Contracts	Recorded Balance
	(Dollars in thousands)
2013
Commercial
Income producing - real estate	1	$693
Land, land development & construction-real estate	1	334
Commercial and industrial	2	143
Mortgage
1-4 family	1	106
Resort lending	1	156
Home equity - 1st lien	-	-
Home equity - 2nd lien	-	-
Installment
Home equity - 1st lien	2	32
Home equity - 2nd lien	1	22
Loans not secured by real estate	-	-
Other	-	-
Total	9	$1,486

2012
Commercial
Income producing - real estate	2	$827
Land, land development & construction-real estate	-	-
Commercial and industrial	5	230
Mortgage
1-4 family	2	148
Resort lending	4	887
Home equity - 1st lien	-	-
Home equity - 2nd lien	-	-
Installment
Home equity - 1st lien	2	234
Home equity - 2nd lien	1	20
Loans not secured by real estate	-	-
Other	-	-
Total	16	$2,346

2011
Commercial
Income producing - real estate	7	$3,604
Land, land development & construction-real estate	4	3,036
Commercial and industrial	2	492
Mortgage
1-4 family	10	1,191
Resort lending	6	1,311
Home equity - 1st lien	-	-
Home equity - 2nd lien	-	-
Installment
Home equity - 1st lien	1	19
Home equity - 2nd lien	5	301
Loans not secured by real estate	-	-
Other	-	-
Total	35	$9,954

A loan is considered to be in payment default generally once it is 90 days contractually past due under the modified terms for commercial loans and installment loans and when four consecutive payments are missed for mortgage loans.

The troubled debt restructurings that subsequently defaulted described above increased the allowance for loan losses by zero, $0.3 million and $1.9 million during the years ended December 31, 2013, 2012 and 2011, respectively and resulted in charge offs of $0.2 million, $0.8 million and $1.8 million during the years ended December 31, 2013, 2012 and 2011, respectively.

The terms of certain other loans were modified during the years ending December 31, 2013, 2012 and 2011 that did not meet the definition of a troubled debt restructuring. The modification of these loans could have included modification of the terms of a loan to borrowers who were not experiencing financial difficulties or a delay in a payment that was considered to be insignificant.

In order to determine whether a borrower is experiencing financial difficulty, we perform an evaluation of the probability that the borrower will be in payment default on any of its debt in the foreseeable future without the modification. This evaluation is performed under our internal underwriting policy.

Credit Quality Indicators – As part of our on on-going monitoring of the credit quality of our loan portfolios, we track certain credit quality indicators including (a) weighted-average risk grade of commercial loans, (b) the level of classified commercial loans (c) credit scores of mortgage and installment loan borrowers (d) investment grade of certain counterparties for payment plan receivables and (e) delinquency history and non-performing loans.

For commercial loans we use a loan rating system that is similar to those employed by state and federal banking regulators. Loans are graded on a scale of 1 to 12. A description of the general characteristics of the ratings follows:

Rating 1 through 6: These loans are generally referred to as our “non-watch” commercial credits that include very high or exceptional credit fundamentals through acceptable credit fundamentals.

Rating 7 and 8: These loans are generally referred to as our “watch” commercial credits. This rating includes loans to borrowers that exhibit potential credit weakness or downward trends. If not checked or cured these trends could weaken our asset or credit position. While potentially weak, no loss of principal or interest is envisioned with these ratings.

Rating 9: These loans are generally referred to as our “substandard accruing” commercial credits. This rating includes loans to borrowers that exhibit a well-defined weakness where payment default is probable and loss is possible if deficiencies are not corrected. Generally, loans with this rating are considered collectible as to both principal and interest primarily due to collateral coverage.

Rating 10 and 11: These loans are generally referred to as our “substandard - non-accrual” and “doubtful” commercial credits. This rating includes loans to borrowers with weaknesses that make collection of debt in full, on the basis of current facts, conditions and values at best questionable and at worst improbable. All of these loans are placed in non-accrual.

Rating 12: These loans are generally referred to as our “loss” commercial credits. This rating includes loans to borrowers that are deemed incapable of repayment and are charged-off.

The following table summarizes loan ratings by loan class for our commercial loan segment at December 31:

	Commercial
	Non-watch 1-6	Watch 7-8	Substandard Accrual 9	Non Accrual 10-11	Total
			(In thousands)
2013
Income producing - real estate	$227,957	$17,882	$3,895	$1,899	$251,633
Land, land development and construction - real estate	25,654	4,829	317	1,036	31,836
Commercial and industrial	318,183	26,303	6,469	2,434	353,389
Total	$571,794	$49,014	$10,681	$5,369	$636,858
Accrued interest included in total	$1,433	$147	$44	$-	$1,624

2012
Income producing - real estate	$183,530	$27,096	$6,555	$5,611	$222,792
Land, land development and construction - real estate	32,784	3,457	2,959	4,062	43,262
Commercial and industrial	307,566	26,954	13,296	5,080	352,896
Total	$523,880	$57,507	$22,810	$14,753	$618,950
Accrued interest included in total	$1,417	$163	$112	$-	$1,692

For each of our mortgage and installment segment classes we generally monitor credit quality based on the credit scores of the borrowers. These credit scores are generally updated at least annually. The following tables summarize credit scores by loan class for our mortgage and installment loan segments at December 31:

	Mortgage (1)
	1-4 Family	Resort Lending	Home Equity 1st Lien	Home Equity 2nd Lien	Total
			(In thousands)
2013
800 and above	$23,924	$13,487	$3,650	$5,354	$46,415
750-799	60,728	56,880	4,560	11,809	133,977
700-749	58,269	35,767	3,289	8,628	105,953
650-699	49,771	21,696	2,316	7,145	80,928
600-649	34,991	8,555	2,621	5,141	51,308
550-599	24,616	3,261	1,165	2,485	31,527
500-549	14,823	2,271	644	1,560	19,298
Under 500	9,492	1,160	323	360	11,335
Unknown	4,809	2,879	233	247	8,168
Total	$281,423	$145,956	$18,801	$42,729	$488,909
Accrued interest included in total	$1,300	$650	$97	$229	$2,276

2012
800 and above	$19,638	$15,430	$3,031	$5,515	$43,614
750-799	62,419	67,094	4,758	12,783	147,054
700-749	59,594	41,860	3,293	9,177	113,924
650-699	57,584	17,685	2,309	7,987	85,565
600-649	31,465	12,317	3,311	4,775	51,868
550-599	27,739	7,887	964	2,754	39,344
500-549	20,243	1,212	656	1,997	24,108
Under 500	9,470	1,637	456	789	12,352
Unknown	6,185	5,271	258	188	11,902
Total	$294,337	$170,393	$19,036	$45,965	$529,731
Accrued interest included in total	$1,319	$750	$91	$231	$2,391

(1) Credit scores have been updated within the last twelve months.
	Installment(1)
	Home Equity 1st Lien	Home Equity 2nd Lien	Loans not Secured by Real Estate	Other	Total
			(In thousands)
2013
800 and above	$2,977	$3,062	$23,649	$53	$29,741
750-799	6,585	11,197	48,585	557	66,924
700-749	4,353	9,487	25,343	683	39,866
650-699	4,815	6,832	15,256	646	27,549
600-649	3,173	2,824	5,289	258	11,544
550-599	2,843	2,084	2,785	213	7,925
500-549	1,483	1,715	1,732	130	5,060
Under 500	751	663	516	29	1,959
Unknown	162	80	1,892	42	2,176
Total	$27,142	$37,944	$125,047	$2,611	$192,744
Accrued interest included in total	$114	$144	$399	$22	$679

2012
800 and above	$3,909	$3,265	$19,293	$38	$26,505
750-799	7,394	11,300	43,740	462	62,896
700-749	4,884	8,826	24,267	786	38,763
650-699	5,925	7,164	13,758	710	27,557
600-649	4,360	4,214	6,442	367	15,383
550-599	3,226	2,716	3,428	188	9,558
500-549	1,722	1,403	2,154	114	5,393
Under 500	760	1,195	895	42	2,892
Unknown	205	103	1,322	18	1,648
Total	$32,385	$40,186	$115,299	$2,725	$190,595
Accrued interest included in total	$137	$157	$429	$23	$746

(1) Credit scores have been updated within the last twelve months.

Mepco is a wholly-owned subsidiary of our Bank that operates a vehicle service contract payment plan business throughout the United States. See note #11 for more information about Mepco’s business. As of December 31, 2013, approximately 79.3% of Mepco’s outstanding payment plan receivables relate to programs in which a third party insurer or risk retention group is obligated to pay Mepco the full refund owing upon cancellation of the related service contract (including with respect to both the portion funded to the service contract seller and the portion funded to the administrator). These receivables are shown as “Full Refund” in the table below. Another approximately 8.3% of Mepco’s outstanding payment plan receivables as of December 31, 2013, relate to programs in which a third party insurer or risk retention group is obligated to pay Mepco the refund owing upon cancellation only with respect to the unearned portion previously funded by Mepco to the administrator (but not to the service contract seller). These receivables are shown as “Partial Refund” in the table below. The balance of Mepco’s outstanding payment plan receivables relate to programs in which there is no insurer or risk retention group that has any contractual liability to Mepco for any portion of the refund amount. These receivables are shown as “Other” in the table below. For each class of our payment plan receivables we monitor credit ratings of the counterparties as we evaluate the credit quality of this portfolio.

Although Mepco has contractual recourse against various counterparties for refunds owing upon cancellation of vehicle service contracts, please see note #11 regarding certain risks and difficulties associated with collecting these refunds.

The following table summarizes credit ratings by class of payment plan receivable at December 31:

	Payment Plan Receivables
	Full Refund	Partial Refund	Other	Total
		(In thousands)
2013
AM Best rating
A+	$-	$-	$-	$-
A	20,203	4,221	-	24,424
A-	4,058	832	7,496	12,386
B+	-	-	-	-
B	-	-	-	-
Not rated	23,816	-	12	23,828
Total	$48,077	$5,053	$7,508	$60,638

2012
AM Best rating
A+	$-	$-	$110	$110
A	24,825	3,916	-	28,741
A-	19,310	399	-	19,709
B+	56	-	-	56
B	-	-	-	-
Not rated	36,002	-	74	36,076
Total	$80,193	$4,315	$184	$84,692

Mortgage loans serviced for others are not reported as assets. The principal balances of these loans at year end are as follows:

	2013	2012
	(In thousands)
Mortgage loans serviced for :
Fannie Mae	$981,031	$948,588
Freddie Mac	753,143	805,447
Other	111	123
Total	$1,734,285	$1,754,158

Custodial escrow balances maintained in connection with mortgage loans serviced for others totaled $20.3 million and $31.2 million, at December 31, 2013 and 2012, respectively.

If we do not remain “Well Capitalized” (see note #20), meet certain minimum capital levels or certain profitability requirements or if we incur a rapid decline in net worth we could lose our ability to sell and/or service loans to these investors. This could impact our ability to generate gains on the sale of loans and generate servicing income. A forced liquidation of our servicing portfolio could also impact the value that could be recovered on this asset. Fannie Mae has the most stringent eligibility requirements covering capital levels, profitability and decline in net worth. Fannie Mae requires seller/servicers to be “Well Capitalized.” For the profitability requirement, we cannot record four or more consecutive quarterly losses and experience a 30% decline in net worth over the same period. Finally, our net worth cannot decline by more than 25% in one quarter or more than 40% over two consecutive quarters. The highest level of capital we are required to maintain is at least $2.5 million plus 0.25% of loans serviced for Freddie Mac.

An analysis of capitalized mortgage loan servicing rights for the years ended December 31 follows:

	2013	2012	2011
	(In thousands)
Balance at beginning of year	$11,013	$11,229	$14,661
Originated servicing rights capitalized	3,210	4,006	2,967
Amortization	(3,745)	(4,679)	(3,065)
Change in valuation allowance	3,232	457	(3,334)
Balance at end of year	$13,710	$11,013	$11,229
Valuation allowance	$2,855	$6,087	$6,544
Loans sold and serviced that have had servicing rights capitalized	$1,732,476	$1,751,960	$1,774,952

The fair value of capitalized mortgage loan servicing rights was $15.0 million and $11.4 million at December 31, 2013 and 2012, respectively. Fair value was determined using an average coupon rate of 4.52%, average servicing fee of 0.254%, average discount rate of 10.09% and an average Public Securities Association (“PSA”) prepayment rate of 175 for December 31, 2013; and an average coupon rate of 4.81%, average servicing fee of 0.254%, average discount rate of 11.02% and an average PSA prepayment rate of 250 for December 31, 2012.